Property and Equipment, Net	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6 - Property and Equipment, net

At September 30, 2018 and March 31, 2018, property and equipment consisted of the following:

	September 30, 2018	March 31, 2018
	(Unaudited)
Office furniture and fixtures	$25,321	$25,021
Less: Accumulated Depreciation	(8,240)	(4,813)
	$17,081	$20,208

Depreciation expenses were $3,427 and $1,235 for six months ended September 30, 2018 and 2017, respectively.

Note 7 - Property and Equipment, net

At March 31, 2018, 2017 and 2016, property and equipment consisted of the following:

	Successor		Predecessor
	March 31, 2018	March 31, 2017	March 31, 2016

Office furniture and fixtures	$25,021	$11,977	$-
Less: Accumulated Depreciation	(4,813)	(998)	-
	$20,208	$10,979	$-

Depreciation expenses was $3,874, $599, $399 and $nil, for the year ended March 31, 2018 (Successor), period January 11, 2017 through March 31, 2017(Successor), and period April 1, 2016 through January 10, 2017 (Predecessor), and year ended March 31, 2016 (Predecessor), respectively.